General Information	12 Months Ended
Sep. 30, 2023
General Information [Abstract]
General Information	GENERAL INFORMATION

Organization and principal activities

Birkenstock Holding Limited (formerly: Birkenstock Group Limited) (together with its subsidiaries referred to herein as the “Company”, “Birkenstock” or the “Group”) was formed under the name of BK LC Lux Finco 2 S.à r.l. on February 19, 2021, as a limited liability company organized under Luxembourg law, with its business address at 40 Avenue Monterey, Luxembourg. On April 25, 2023, the Company changed its name to Birkenstock Group Limited and converted (by way of domiciliation) to a Jersey private company. On July 12, 2023, Birkenstock Group Limited changed its name to Birkenstock Holding Limited. On October 4, 2023, the Company converted to a public limited company and changed its name to Birkenstock Holding plc. The Company’s current business address is 1-2 Berkeley Square, London W1J 6EA, UK. The Company is registered at the Jersey Financial Services Commission under number 148522.

The Company’s immediate parent is BK LC Lux MidCo S.à r.l. (“MidCo”) and the Company’s ultimate controlling shareholder is LC9 Caledonia AIV GP, LLP (“L Catterton”).

The Company manufactures and sells footbed-based products, including sandals and closed-toe silhouettes, and other products, such as skincare and accessories, for everyday leisure, and work. The Company operates in four operating segments based on its regional hubs: (1) Americas, (2) Europe, (3) Asia, the South Pacific, and Australia (“ASPA”), and (4) the Middle East, Africa, and India (“MEAI”) (see Note 5 – Segment information for further details). All segments have the same operations. The Company sells its products through two main channels: business-to-business (“B2B”) (comprising sales made to established third-party store networks), and direct-to-consumer (“DTC”) (comprising sales made on globally owned online stores via the Birkenstock.com domain and sales made in Birkenstock retail stores).

Seasonality

Revenues of our products are affected by a seasonal pattern that is driven in large part by the weather given the nature of our product mix. The seasonal nature of our business is similar across geographies and sales channels with B2B seeing an increase in revenues in the spring months, while revenues in the DTC channel increasing in the summer. Between October and March, we manufacture our products for the B2B channel, and during the first few months of the calendar year, we rely on our built-up inventory for our revenues to B2B partners. Starting in April and during the warmer months of the year, demand for our products from the DTC channel increases. While these consumer buying patterns lead to a natural seasonality in revenues, unseasonable weather could significantly affect revenues and profitability. Our geographical breadth, customer diversity and our strategic focus on expanding certain product categories and entering new territory helps to mitigate part of the effect of seasonality on results of operations.